Financial instruments, Categories of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Financial assets [Abstract]
Cash and cash equivalents		$ 67,356	[1],[2]	$ 94,944	[1],[2]	$ 77,292	$ 109,295
Accounts receivable and accrued revenues	[1]	107,848		60,196
Total		175,204		155,140
Financial liabilities [Abstract]
Accounts payable and accrued expenses	[1]	23,998		28,634
Derivative financial liabilities, current	[3]	4,320		1,250
Current portion long-term debt	[1]	100,385		93,815
Long-term debt	[1]	750,586		873,460
Derivative financial liabilities, non-current	[3]	11,279		4,486
Total financial liabilities		890,569		1,001,645
Restricted cash		$ 221		$ 638

[1]	Amortized cost.
[2]	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.
[3]	Fair value through profit or loss.